Acquisitions (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Summary of acquisitions completed during the years

	Year ended December 31, 2021
Purchase price allocation	EMMAC (2)	Grassroots Maryland (2)	Ohio Grown Therapies (1)	Los Sueños Farms, LLC (2)
Assets acquired:
Cash	$1,490	$11,976	$—	$1,025
Accounts receivable, net	19,318	2,424	—	763
Prepaid expenses and other current assets	—	66	—	38
Inventory	3,826	4,550	—	1,601
Biological assets	472	1,164	—	11,232
Property, plant and equipment, net	7,549	19,448	—	8,975
Right-of-use assets	4,360	726	—	2,043
Other assets	1,801	689	—	20
Intangible assets:
Licenses	228,446	112,460	20,000	1,200
Trade name	11,156	—	—	—
Non-compete agreements	3,294	—	—	140
Know How	114	—	—	3,020
Customer List	—	—	—	500
Goodwill	61,806	20,346	—	29,299
Deferred tax liabilities	(48,910)	(33,235)	—	—
Liabilities assumed	(27,171)	(8,382)	—	(3,696)
Consideration transferred	$267,551	$132,232	$20,000	$56,160

	Year ended December 31, 2020
Purchase price allocation	Cura (2) (As Restated)	Remedy (2)	Arrow (1)	MEOT (2)	Curaleaf NJ (2)	Blue Kudu (1)	Grassroots (2)	ATG (2)
Assets acquired:
Cash	$12,755	$172	$711	$395	$3,667	$276	$29,624	$7,253
Accounts receivable, net	11,027	15	—	129	1,995	350	5,486	—
Prepaid expenses and other current assets	2,232	3	—	15	405	—	5,675	787
Inventory	22,074	227	508	1,418	4,962	123	13,174	3,455
Biological assets	—	79	—	705	2,340	—	4,571	379
Property, plant and equipment, net	7,465	319	1,854	1,081	6,187	56	40,348	4,397
Right-of-use assets	9,047	108	2,058	1,812	41,518	812	114,665	1,555
Other assets	832	—	—	1,034	46	—	20,842	—
Intangible assets:
Licenses	640	—	38,435	—	57,580	3,845	353,529	24,690
Trade name	122,640	160	—	170	8,260	—	12,130	120
Service agreements	—	1,430	—	5,830	—	—	3,080	—
Non-compete agreements	5,580	—	—	—	—	—	19,290	—
Goodwill	181,933	909	—	561	22,863	—	213,803	19,072
Deferred tax liabilities	(29,132)	(480)	—	(1,680)	(20,525)	—	(117,720)	(9,397)
Liabilities assumed	(22,652)	(573)	(5,885)	(3,426)	(46,065)	(1,469)	(163,311)	(9,811)
Consideration transferred	$324,441	$2,369	$37,681	$8,044	$83,233	$3,993	$555,186	$42,500
(1)	Acquisition accounted for as an asset acquisition with the application of the IFRS 3 Amendment.
(2)	Acquisition accounted for as a business combination under IFRS 3.